UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  JUNE 30, 2001

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER;
THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: 1706 ALLEGHENY TOWER
         625 STANWIX STREET
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

   JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          JULY 23, 2001


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        69
FORM 13F INFORMATION VALUE TOTAL:              $249974

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME




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FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
 ................................................................................
Abbott Labs     Common	002824100   2245     46775   Sole		     46775
Agilent Tech	Common	00846U101    787     24210   Sole		     24210
Alcoa           Common  013817101    217      5504   Sole	              5504
America On Line Common	00184A105    481      9075   Sole                     9075
American ExpressCommon  025816109    310      8000   Sole                     8000
Am. Home Prod.  Common	026609107   1364     23224   Sole	             23224
Am. Intl. Gr	Common	026874107   1880     22116   Sole                    22116
Anheuser Busch	Common	035229103    897     21764   Sole                    21764
Ashanti GoldfielCommon	043743202     45     15000   Sole                    15000
Automatic Data 	Common	053015103   5470    110056   Sole                   110056
Bellsouth	Common	079860102    340      8445   Sole                     8445
Berkshire Hath	Common	084670991  41848       603   Sole                      603
Berkshire Hath	Common	084670207   3135      1363   Sole                     1363
Bristol-Myers 	Common	110122108   2034     38882   Sole                    38882
Chevron		Common	166751107    309      3410   Sole                     3410
Cisco Systems	Common	17275R102   4795    263459   Sole                   263459
Coca-Cola Co.	Common	191216100  11367    252592   Sole                   252592
CP Pokphand Co	Common	G71507100      0     40000   Sole		     40000
CVS Corp	Common  126650100    207      5350   Sole                     5350
Emerson Elec.	Common	291011104    521      8606   Sole                     8606
ExxonMobil	Common	30231G102   7551     86450   Sole                    86450
First Data      Common	319963104   8008    124450   Sole                   124450
Freddie Mac	Common	313400301   1192     17521   Sole                    17521
Freemarkets	Common	356602102    825     41272   Sole                    41272
General ElectricCommon	369604103  20084    411989   Sole                   411989
Gillette Co.	Common	375766102  11385    392738   Sole                   392738
Hewlett Packard	Common	428236103   4562    159520   Sole                   159520
H.J. Heinz Co.	Common	423074103    857     20963   Sole		     20963
Home Depot	Common	437076102    438      9402   Sole		      9402
IBM		Common	459200101    854      7557   Sole                     7557
Intel Corp.	Common	458140100   7910    270444   Sole                   270444
Johnson & JohnsoCommon	471160104   5963    119257   Sole                   119257
J.P. Morgan ChasCommon	46625H100   1072     24028   Sole                    24028
Lexmark In't Gp	Common	529771107    245      3650   Sole                     3650
Lincoln Nat'l   Common  534187109    217      4200   Sole                     4200
Ligand PharmaceuCommon	53220K207    113     10000   Sole                    10000
Lucent Tech.	Common	549463107    101     16236   Sole                    16236
MBNA Corp.	Common	55262L100    218      6626   Sole                     6626
Medtronic	Common	585055106  13436    292021   Sole                   292021
Mellon FinancialCommon  58551A108    364      8128   Sole                     8128
Merck & Co.	Common	589331107   6343     99253   Sole                    99253
Microsoft	Common	594918104  15713    215247   Sole                   215247
Minn. Mining 	Common	604059105   1161     10178   Sole                    10178
Moody's Corp.	Common	615369105  14145    422241   Sole		    422241
Mutual Risk Mgt.Common	628351108   3721    418092   Sole                   418092
National City 	Common	635405103   7503    243757   Sole                   243757
North Fork Banc Common  659424105    204      6570   Sole                     6570
Paychex Inc     Common  704326107    406     10151   Sole                    10151
PepsiCo		Common	713448108    314      7101   Sole                     7101
Perficient      Common  71375U101     34     10000   Sole                    10000
Pfizer Inc.	Common	717081103   5288    132039   Sole                   132039
PNC Bank Corp.	Common	693475105    309      4699   Sole                     4699
PPG Industries	Common	693506107    407      7747   Sole                     7747
Procter & GambleCommon	742718109   1335     20921   Sole                    20921
SBC CommunicatioCommon	78387G103    209      5219   Sole		      5219
Spieker Prop.	Common	848497103    264      4400   Sole                     4400
Sun Trust Banks	Common	867914103    220      3400   Sole		      3400
Target Corp.	Common	87612E106    260      7502   Sole		      7502
Transaction SystCommon  893416107  16662   1321346   Sole                  1321346
Teppco Partners L.P.	872384102    317     10800   Sole                    10800
Triton PCS HoldgCommon	89677M106    410     10001   Sole		     10001
Tyco Intl	Common	920124106    420      7701   Sole                     7701
Unitrin Inc.	Common	913275103    290      7540   Sole                     7540
Valspar Corp.	Common	920355104    419     11801   Sole                    11801
Walgreen Co.	Common	931422109    678     19851   Sole                    19851
Wal-mart Stores Common  931142103    210      4300   Sole                     4300
Walt Disney Co.	Common	254687106    499     17272   Sole                    17272
Wells Fargo	Common	949746101    696     15001   Sole                    15001
Wm. Wrigley Jr. Common	982526105   7890    168402   Sole                   168402
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